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[letterhead]


June 1, 2001

VIA EDGAR

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:    Nationwide Fidelity Advisor Variable Account
            Nationwide Life Insurance Company
            SEC File No. 033-89560
            CIK No. 0000927751

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Fidelity Advisor Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement for the Company and the Variable Account which became effective on June 1, 2001.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ J. R. Casto

Jamie Ruff Casto
Variable Products Securities Counsel